Stockholders' Deficit (Details) - $ / shares		3 Months Ended	12 Months Ended
	Sep. 11, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized		380,000,000	380,000,000	380,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		25,000,000	25,000,000
Common stock, shares outstanding		25,000,000	25,000,000
Subject to possible redemption		25,000,000	25,000,000
Common stock, shares outstanding
Common stock, shares issued
Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized		20,000,000	20,000,000	20,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding		6,250,000	6,250,000	6,250,000
Common stock, shares issued		6,250,000	6,250,000	6,250,000
Forfeited shares	937,500		937,500
Percentage of common stock		20.00%	20.00%